Net Operating Revenue - Schedule of Disaggregation of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net Operating Revenue [Abstract]
Platform subscription service	R$ 96,926	R$ 89,651
Cancellations, returns and taxes on services	(6,679)	(5,735)
Revenue from platform subscription service	90,247	83,916
Data analytics service	5,667	4,272
Cancellations, returns and taxes on services	(586)	(488)
Revenue from data analytics service	5,081	3,784
Set-up and service	2,433	4,146
Cancellations, returns and taxes on services	(126)	(173)
Revenue from set-up and service	2,307	3,973
Other revenue	574	510
Cancellations, returns and taxes on services	(33)	(29)
Other revenue	541	481
Total net operating revenue	R$ 98,176	R$ 92,154